Share-based Compensation - RSUs activity (Details) - Restricted Share Units (RSUs) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of shares
Outstanding at the beginning | shares
Granted | shares	3,217,000
Forfeited | shares	(167,000)
Outstanding at the end | shares	3,050,000
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share) | $ / shares
Granted (in dollars per share) | $ / shares	$ 8.95
Forfeited (in dollars per share) | $ / shares	11.80
Outstanding at the end (in dollars per share) | $ / shares	$ 8.80
Unrecognized share-based compensation expense | $	$ 24,933
Weighted-average vesting period	3 years 7 months 28 days